Other Current Liabilities	6 Months Ended
Jun. 30, 2024
Other Current Liabilities [Abstract]
Other Current Liabilities

Note 6 – Other Current Liabilities:

	June 30	December 31
	2024	2023
Employees, salaries and related liabilities	287,397	195,509
Advances from customers	336,964	201,762
Warranty provision	5,793	5,793
Accrued expenses	216,485	287,797
Other expenses	10,608	-
	857,247	690,861